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August 3, 2009	Johnathan Mathiesen (617) 951-7467 johnathan.mathiesen@ropesgray.com
BY EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Premier VIT (Registration Nos. 33-78944 and 811-8512)
Ladies and Gentlemen:
     On behalf of Premier VIT (the “Trust”), we are today filing, pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “Act”), by electronic submission via EDGAR, Post-Effective Amendment No. 29 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).
     In addition to Part C, the Amendment includes the following documents:
1.	Prospectus for Class I shares of each of the Trust’s existing series (OpCap Managed, OpCap Mid Cap, NACM Small Cap and NFJ Dividend Value Portfolios), and for Class II shares of two series (NACM Small Cap and NFJ Dividend Value Portfolios).

2.	The Statement of Additional Information of the Trust.
     The Amendment is being submitted solely for purposes of registering Class II shares of the NACM Small Cap and NFJ Dividend Value Portfolios, and to make updating changes. The Amendment is schedule to become effective on October 2, 2009.
     No fees are required in connection with this filing. Please direct any questions you may have with respect to this filing to me (at 617-951-7467) or to George B. Raine (at 617-951-7556) of this firm.
Sincerely yours,
/s/ Johnathan Mathiesen
Johnathan Mathiesen, Esq.

cc:	Brian S. Shlissel Thomas J. Fuccillo, Esq. Wayne Miao, Esq. Richard J. Lavery David C. Sullivan, Esq. George B. Raine, Esq.